Business combinations - Schedule of Payment of Minimum Guaranteed Royalties (Details) - Tom Ford International LLC € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Royalty expense	€ 170.6
Due within 1 year
Disclosure of detailed information about business combination [line items]
Royalty expense	16.9
Due in 1 to 5 years
Disclosure of detailed information about business combination [line items]
Royalty expense	71.8
Due in 5 to 10 years
Disclosure of detailed information about business combination [line items]
Royalty expense	€ 81.9